BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Preferred stock, no par value	$ 0	$ 0
Common stock, no par value	$ 0	$ 0
Common stock shares issued	15,853,719	14,215,016
Common stock shares outstanding	15,853,719	14,215,016